WBI BullBear Yield 3000 ETF
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 87.7%	Shares	Value
Capital Goods - 1.3%
Carrier Global Corp.(a)	11,669	$678,319

Commercial & Professional Services - 4.0%
Verisk Analytics, Inc.(a)	8,554	2,016,434

Consumer Discretionary Distribution & Retail - 5.7%
Dick's Sporting Goods, Inc.(a)	3,858	867,510
TJX Cos., Inc.	19,772	2,005,276
		2,872,786

Consumer Durables & Apparel - 11.6%
Deckers Outdoor Corp.(b)	2,517	2,369,152
Garmin Ltd.	16,886	2,513,819
Hasbro, Inc.	18,133	1,024,877
		5,907,848

Consumer Services - 4.2%
Marriott International, Inc. - Class A	8,428	2,126,469

Energy - 4.3%
ONEOK, Inc.(a)	12,988	1,041,248
Viper Energy, Inc.	29,322	1,127,724
		2,168,972

Financial Services - 8.0%
Franklin Resources, Inc.(a)	31,641	889,429
OneMain Holdings, Inc.(a)	18,454	942,815
T Rowe Price Group, Inc.	8,396	1,023,640
Tradeweb Markets, Inc. - Class A	11,517	1,199,725
		4,055,609

Food, Beverage & Tobacco - 7.5%
Altria Group, Inc.	22,411	977,567
General Mills, Inc.	14,573	1,019,672
Kraft Heinz Co.	24,284	896,080
Philip Morris International, Inc.	9,742	892,562
		3,785,881

Health Care Equipment & Services - 2.8%
CVS Health Corp.	11,611	926,094
Universal Health Services, Inc. - Class B(a)	2,594	473,301
		1,399,395

Household & Personal Products - 1.9%
Kimberly-Clark Corp.	7,465	965,598

Insurance - 16.0%
Aon PLC - Class A	2,057	686,462
Prudential Financial, Inc.	8,871	1,041,455
Reinsurance Group of America, Inc.	7,776	1,499,835
Unum Group	44,055	2,363,991
W R Berkley Corp.	27,559	2,437,318
		8,029,061

Materials - 2.0%
LyondellBasell Industries NV - Class A	9,754	997,639

Pharmaceuticals, Biotechnology & Life Sciences - 5.8%
AbbVie, Inc.	5,584	1,016,847
Bristol-Myers Squibb Co.	18,163	984,979
Viatris, Inc.(a)	76,039	907,906
		2,909,732

Semiconductors & Semiconductor Equipment - 3.9%
NXP Semiconductors NV	7,887	1,954,162

Software & Services - 6.9%
International Business Machines Corp.	5,707	1,089,809
Microsoft Corp.	5,681	2,390,110
		3,479,919

Technology Hardware & Equipment - 1.8%
HP, Inc.	30,327	916,482
TOTAL COMMON STOCKS (Cost $40,311,646)		44,264,306

EXCHANGE TRADED FUNDS - 9.8%	Shares	Value
SPDR Bloomberg Short Term High Yield Bond ETF	195,676	4,934,949
TOTAL EXCHANGE TRADED FUNDS (Cost $4,926,496)		4,934,949

CLOSED END FUNDS - 1.9%	Shares	Value
Blue Owl Capital Corp.(a)	61,136	940,272
TOTAL CLOSED END FUNDS (Cost $916,563)		940,272

SHORT-TERM INVESTMENTS - 10.9%
Investments Purchased with Proceeds from Securities Lending - 10.9%	Units
Mount Vernon Liquid Assets Portfolio, LLC(c)	5,516,772	5,516,772

TOTAL SHORT-TERM INVESTMENTS (Cost $5,516,772)		5,516,772

TOTAL INVESTMENTS - 110.3% (Cost $51,671,477)		$55,656,299
Money Market Deposit Account - 5.9%(d)		2,992,643
Liabilities in Excess of Other Assets - (16.2)%		(8,182,902)
TOTAL NET ASSETS - 100.0%		$50,466,040

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC (S&P). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

NV - Naamloze Vennootschap
PLC - Public Limited Company

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(d)
The U.S. Bank Money Market Deposit Account (the MMDA) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2024 was 3.27%.

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WBI BullBear Yield 3000 ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	44,264,306			44,264,306
Exchange Traded Funds	4,934,949			4,934,949
Closed End Funds	940,272			940,272
Investments Purchased with Proceeds from Securities Lending(a)		5,516,772		5,516,772
Total Assets	50,139,527	5,516,772		55,656,299

Refer to the Schedule of Investments for industry classifications.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.